UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09815

THE ARBITRAGE FUNDS
(Exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY		10010
(Address of principal executive offices)		(Zip code)

John S. Orrico Water Island Capital, LLC 41 Madison Avenue 42nd Floor New York, NY 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-295-4485

Date of fiscal year end:	May 31

Date of reporting period:	December 1, 2016 - February 28, 2017

Item 1 — Schedule of Investments.

The Arbitrage Fund	Portfolio of Investments
February 28, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 82.41%
Aerospace & Defense - 0.36%
B/E Aerospace, Inc.	100,294	$6,378,698
Agriculture - 1.70%
Reynolds American, Inc.(a)	496,330	30,559,038
Banks - 3.20%
BNC Bancorp	240,763	8,655,430
Cascade Bancorp(b)	1,125,723	9,287,215
Columbia Banking System, Inc.	110,177	4,394,960
Heritage Oaks Bancorp	696,335	9,581,570
PrivateBancorp, Inc.(a)	180,072	10,192,075
Southwest Bancorp, Inc.	148,931	3,969,011
SVG Capital Plc(b)	1,287,260	11,388,727
		57,468,988
Chemicals - 7.46%
Canexus Corp.(b)	5,000,000	6,136,124
Chemtura Corp.(a)(b)	1,341,562	44,472,780
Linde AG	35,589	5,781,750
Syngenta AG, ADR	308,856	26,669,716
Valspar Corp.(a)(c)	458,342	50,976,797
		134,037,167
Commercial Services - 1.59%
CEB, Inc.	173,737	13,473,305
MoneyGram International, Inc.(b)	895,482	11,426,350
Monster Worldwide, Inc.(b)(d)(e)	1,002,500	3,649,100
		28,548,755
Computers & Computer Services - 2.54%
Mentor Graphics Corp.(a)(c)	510,930	18,955,503
NeuStar, Inc., Class A(b)	806,651	26,740,481
		45,695,984
Construction Materials - 1.17%
BRAAS Monier Building Group SA	142,410	3,764,334
Headwaters, Inc.(b)	747,383	17,189,809
		20,954,143
Diversified Financial Services - 2.34%
Bats Global Markets, Inc.	822,000	28,876,860
Fortress Investment Group LLC, Class A MLP(a)	1,660,000	13,246,800
		42,123,660
Electric - 1.37%
Westar Energy, Inc.	454,206	24,518,040
Electronics - 0.42%
PKC Group OYJ	304,000	7,536,144
Food - 2.33%
WhiteWave Foods Co.(a)(b)	758,612	41,784,349

	Shares	Value
COMMON STOCKS - 82.41% (Continued)
Gas - 0.25%
Gas Natural, Inc.	350,762	$4,437,139
Healthcare - Products - 1.93%
Cynosure, Inc., Class A(b)(c)	192,053	12,675,498
Zeltiq Aesthetics, Inc.(a)(b)	398,218	22,045,348
		34,720,846
Healthcare - Services - 2.80%
Surgical Care Affiliates, Inc.(a)(b)	720,400	40,861,088
Universal American Corp.(a)(b)	957,188	9,524,021
		50,385,109
Home Furnishings - 2.92%
Harman International Industries, Inc.(a)	470,169	52,480,264
Insurance - 9.91%
Allied World Assurance Co. Holdings AG(a)	1,814,323	95,832,541
Delta Lloyd N.V.	3,133,599	17,793,769
Endurance Specialty Holdings Ltd.(a)	692,500	64,354,025
		177,980,335
Internet - 1.24%
Intralinks Holdings, Inc.(b)(d)(e)	1,515,000	19,695,000
Lionbridge Technologies, Inc.(b)	447,450	2,572,837
		22,267,837
Machinery - Construction & Mining - 3.02%
Bradken Ltd.(b)	483,754	1,201,698
Joy Global, Inc.(a)	1,882,638	53,071,565
		54,273,263
Media - 2.21%
Sky Plc	499,463	6,182,094
Starz, Class A(b)(d)(e)	521,436	18,222,311
Time Warner, Inc.(c)	156,388	15,358,866
		39,763,271
Oil & Gas - 3.28%
Clayton Williams Energy, Inc.(a)(b)	285,478	38,639,447
Delek US Holdings, Inc.	242,993	5,848,842
Ithaca Energy, Inc.(b)	2,989,400	4,343,880
Noble Energy, Inc.(c)	277,600	10,107,416
		58,939,585
Packaging & Containers - 1.88%
Multi Packaging Solutions International Ltd.(b)	1,896,934	33,803,364
Pharmaceuticals - 7.06%
Actelion Ltd.(b)	182,961	49,240,164
CoLucid Pharmaceuticals, Inc.(b)	380,203	17,688,945
Mead Johnson Nutrition Co.(c)	201,232	17,666,157

	Shares	Value
COMMON STOCKS - 82.41% (Continued)
Pharmaceuticals - 7.06% (Continued)
VCA, Inc.(a)(b)(c)	465,618	$42,324,676
		126,919,942
Pipelines - 4.39%
Enbridge, Inc.	1,886,252	78,939,656
Real Estate Investment Trusts - 1.39%
Milestone Apartments Real Estate Investment Trust	1,468,222	23,943,449
Silver Bay Realty Trust Corp.	50,000	1,076,500
		25,019,949
Retail - 4.93%
CST Brands, Inc.(a)	1,206,773	58,081,984
Popeyes Louisiana Kitchen, Inc.(b)(c)	360,883	28,513,366
Punch Taverns Plc(b)	900,000	1,965,507
		88,560,857
Savings & Loans - 1.22%
EverBank Financial Corp.(a)	1,129,339	21,954,350
Semiconductors - 6.51%
Linear Technology Corp.(a)	762,740	49,257,749
NXP Semiconductors N.V.(a)(b)(c)	485,036	49,866,551
Ultratech, Inc.(b)	617,864	17,825,377
		116,949,677
Telecommunications - 2.99%
Ixia(a)(b)	1,800,389	35,287,624
Level 3 Communications, Inc.(b)	242,175	13,864,519
Lumos Networks Corp.(b)	255,771	4,529,705
		53,681,848
TOTAL COMMON STOCKS (Cost $1,463,955,718)		1,480,682,258
RIGHTS - 0.20%
Casa Ley CVR, Expires 01/30/2018(b)(d)(e)	6,223,326	2,658,605
Chelsea Therapeutics CVR, Expires 03/31/2018(b)(d)(e)	2,389,273	—
Cubist Pharmaceuticals, Inc. CPR, Expires 07/01/2019(b)(d)(e)	119,343	—
Media General, Inc. CVR(b)(d)(e)	613,589	981,742
PDC CVR, Expires 03/31/2017(b)(d)(e)	6,223,326	—
Trius Therapeutics CVR, Expires 03/06/2017(b)(d)(e)	1,034,403	—
TOTAL RIGHTS (Cost $6,619,752)		3,640,347

	Expiration Date	Exercise Price		Contracts	Value
PURCHASED OPTIONS(b) - 0.06%
Call Options Purchased - 0.01%
Cabela’s, Inc.	03/2017	$52.50		34	$1,105
Noble Energy, Inc.	03/2017	45.00		700	5,250
Rockwell Collins, Inc.	04/2017	100.00		447	53,640
Valspar Corp.	04/2017	110.00		696	175,740

TOTAL CALL OPTIONS PURCHASED (Cost $280,516)					235,735

Put Options Purchased - 0.05%
Canadian Imperial Bank of Commerce	03/2017	85.00		210	6,825
CenturyLink, Inc.:
	04/2017	22.00		553	11,060
	04/2017	23.00		553	23,503
Mead Johnson Nutrition Co.	08/2017	77.50		1,184	124,320
Mentor Graphics Corp.	04/2017	35.00		9	45
Noble Energy, Inc.	05/2017	35.00		703	94,905
Rockwell Collins, Inc.	03/2017	90.00		360	9,900
SPDR S&P Oil & Gas Exploration & Production ETF:
	03/2017	38.00		682	73,656
	03/2017	39.00		1,373	234,096
	04/2017	38.00		1,018	178,150
Valspar Corp.	04/2017	90.00		2,850	114,000

TOTAL PUT OPTIONS PURCHASED (Cost $986,156)					870,460

TOTAL PURCHASED OPTIONS (Cost $1,266,672)					1,106,195

		Yield		Shares	Value
SHORT-TERM INVESTMENTS - 11.23%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio		0.484	%(f)	201,715,057	201,715,057

TOTAL SHORT-TERM INVESTMENTS (Cost $201,715,057)					201,715,057

Total Investments - 93.90% (Cost $1,673,557,199)					1,687,143,857

Other Assets in Excess of Liabilities - 6.10%(g)					109,609,703

NET ASSETS - 100.00%					$1,796,753,560

Portfolio Footnotes

(a)

Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency contracts. At February 28, 2017, the aggregate market value of those securities was $654,386,876, representing 36.42% of net assets.

(b)	Non-income-producing security.
(c)	Underlying security for a written/purchased call/put option.
(d)	Security considered illiquid. On February 28, 2017, the total market value of these securities was $45,206,758, representing 2.52% of net assets.
(e)

Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2017, the total market value of these securities was $45,206,758, representing 2.52% of net assets.

(f)	Rate shown is the 7-day effective yield as of February 28, 2017.
(g)	Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of February 28, 2017 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
01/30/2015	Casa Ley CVR	$6,316,054	$2,658,605	0.15%
06/24/2014	Chelsea Therapeutics CVR	—	—	0.00
12/12/2011	Cubist Pharmaceuticals, Inc. CPR	—	—	0.00
12/06/2016	Intralinks Holdings, Inc.	20,097,288	19,695,000	1.10
01/18/2017	Media General, Inc. CVR	—	981,742	0.06
08/09/2016	Monster Worldwide, Inc.	3,385,921	3,649,100	0.20
01/30/2015	PDC CVR	303,698	—	0.00
11/29/2016	Starz	17,703,491	18,222,311	1.01
09/12/2013	Trius Therapeutics CVR	—	—	0.00
			$45,206,758	2.52%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (14.82%)
Aerospace & Defense - (0.00%)(a)
Rockwell Collins, Inc.	(91)	$(8,699)
Agriculture - (0.93%)
British American Tobacco Plc, Sponsored ADR	(261,100)	(16,668,624)
Banks - (1.49%)
Canadian Imperial Bank of Commerce	(65,872)	(5,796,736)
First Interstate BancSystem, Inc., Class A	(167,416)	(7,341,192)
Pacific Continental Corp.	(171,379)	(4,310,182)
Pinnacle Financial Partners, Inc.	(86,780)	(6,022,532)
Simmons First National Corp., Class A	(58,151)	(3,343,682)
		(26,814,324)
Chemicals - (0.45%)
Praxair, Inc.	(54,807)	(6,506,139)
Sherwin-Williams Co.	(4,906)	(1,513,697)
		(8,019,836)
Commercial Services - (0.23%)
Gartner, Inc.	(39,659)	(4,093,205)
Diversified Financial Services - (1.14%)
CBOE Holdings, Inc.	(263,124)	(20,536,828)
Electric - (0.17%)
Great Plains Energy, Inc.	(106,613)	(3,098,174)
Gas - (0.87%)
WGL Holdings, Inc.	(187,428)	(15,648,364)
Healthcare - Services - (0.47%)
UnitedHealth Group, Inc.	(51,148)	(8,458,856)
Insurance - (1.38%)
Fairfax Financial Holdings Ltd.	(55,141)	(24,826,320)
Oil & Gas - (1.06%)
Alon USA Energy, Inc.	(482,200)	(5,863,552)
Noble Energy, Inc.	(363,300)	(13,227,753)
		(19,091,305)
Pipelines - (4.40%)
Enbridge, Inc.	(1,886,437)	(78,947,389)
Retail - (0.18%)
Cabela’s, Inc.	(69,600)	(3,260,064)
Savings & Loans - (0.54%)
Pacific Premier Bancorp, Inc.	(241,841)	(9,673,640)
Semiconductors - (1.06%)
Analog Devices, Inc.	(177,032)	(14,504,232)
NXP Semiconductors N.V.	(100)	(10,281)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (14.82%) (Continued)
Semiconductors - (1.06)% (Continued)
Veeco Instruments, Inc.	(165,423)	$(4,524,319)
		(19,038,832)
Telecommunications - (0.45%)
AT&T, Inc.	(72,769)	(3,041,016)
CenturyLink, Inc.	(207,888)	(5,043,363)
		(8,084,379)

TOTAL COMMON STOCKS (Proceeds $262,206,563)		(266,268,839)
EXCHANGE-TRADED FUNDS - (0.63%)
Equity Funds - (0.63%)
SPDR® S&P® Oil & Gas Exploration & Production ETF	(101,776)	(3,853,239)
SPDR® S&P® Regional Banking ETF	(130,414)	(7,493,589)
		(11,346,828)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $11,044,708)		(11,346,828)
RIGHTS - 0.00%
Chelsea Therapeutics CVR, Expires 03/31/2018	(1,100)	—

TOTAL RIGHTS (Proceeds $0)		—

TOTAL SECURITIES SOLD SHORT (Proceeds $273,251,271)		$(277,615,667)

(a)	Less than 0.005% of net assets.

WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Canadian Imperial Bank of Commerce	03/2017	$90.00	(210)	$(8,925)
Cynosure, Inc., Class A	04/2017	70.00	(521)	(6,512)
Mead Johnson Nutrition Co.	03/2017	87.50	(614)	(26,095)
Noble Energy, Inc.:
	03/2017	37.50	(517)	(20,680)
	03/2017	40.00	(131)	(2,292)
	03/2017	42.50	(207)	(1,552)
	04/2017	37.50	(207)	(20,700)
	04/2017	40.00	(138)	(4,830)
	05/2017	37.50	(345)	(50,025)
	05/2017	40.00	(221)	(14,365)
	05/2017	42.50	(34)	(935)
NXP Semiconductors N.V.:
	03/2017	97.50	(686)	(394,450)
	04/2017	97.50	(439)	(250,230)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)
	04/2017	$100.00	(1,225)	$(441,000)
	04/2017	105.00	(264)	(12,540)
Pinnacle Financial Partners, Inc.:
	03/2017	60.00	(260)	(250,900)
	03/2017	70.00	(130)	(31,200)
Popeyes Louisiana Kitchen, Inc.	03/2017	80.00	(250)	(625)
Rockwell Collins, Inc.	03/2017	95.00	(310)	(58,900)
SPDR S&P Oil & Gas Exploration & Production ETF:
	03/2017	39.00	(1,018)	(49,882)
	03/2017	41.00	(682)	(10,571)
	03/2017	42.00	(2,381)	(22,620)
Time Warner, Inc.:
	03/2017	97.50	(976)	(144,448)
	03/2017	100.00	(624)	(22,776)
	04/2017	97.50	(649)	(150,893)
	04/2017	100.00	(315)	(31,343)
VCA, Inc.	07/2017	90.00	(176)	(40,040)

TOTAL WRITTEN CALL OPTIONS (Premiums received $1,628,464)				(2,069,329)

Written Put Options
Cabela’s, Inc.	03/2017	50.00	(696)	(285,360)
Mead Johnson Nutrition Co.	03/2017	85.00	(158)	(2,607)
Noble Energy, Inc.:
	03/2017	35.00	(691)	(24,185)
	03/2017	37.50	(1,944)	(291,600)
	03/2017	40.00	(52)	(18,720)
	04/2017	37.50	(207)	(41,400)
	05/2017	37.50	(4,205)	(1,061,763)
	05/2017	40.00	(52)	(22,100)
NXP Semiconductors N.V.:
	04/2017	95.00	(303)	(7,575)
	04/2017	100.00	(65)	(2,762)
SPDR S&P Oil & Gas Exploration & Production ETF:
	03/2017	34.00	(699)	(8,737)
	03/2017	35.00	(699)	(15,029)
Time Warner, Inc.:
	03/2017	92.50	(324)	(4,374)
	03/2017	95.00	(509)	(9,671)
	03/2017	96.00	(28)	(907)
	04/2017	92.50	(15)	(585)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Put Options (Continued)
	04/2017	$95.00	(374)	$(28,050)

TOTAL WRITTEN PUT OPTIONS (Premiums received $1,330,099)				(1,825,425)

TOTAL WRITTEN OPTIONS (Premiums received $2,958,563)				$(3,894,754)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	Punch Taverns Plc	Paid 1 Month-LIBOR plus 45 bps	02/28/2018	$(880,000)	$0
Goldman Sachs & Co.	Sky Plc	Paid 1 Month-LIBOR plus 45 bps	02/28/2018	(2,092,516)	0
				$(2,972,516)	$—

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	Goldman Sachs	5,190,000	Purchase	03/15/2017	$3,977,950	$254,852
CAD	Goldman Sachs	17,545,400	Sale	03/15/2017	13,211,075	155,871
CHF	Goldman Sachs	15,700	Sale	03/15/2017	15,643	115
EUR	Goldman Sachs	32,500	Purchase	03/15/2017	34,449	108
EUR	Goldman Sachs	13,103,200	Sale	03/15/2017	13,889,108	125,338
GBP	Goldman Sachs	8,688,900	Purchase	03/15/2017	10,784,650	31,385
GBP	Goldman Sachs	29,376,300	Sale	03/15/2017	36,461,822	736,492
						$1,304,161

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	Goldman Sachs	7,041,500	Sale	03/15/2017	$5,397,059	$(137,692)
CAD	Goldman Sachs	11,716,600	Purchase	03/15/2017	8,822,192	(48,902)
CAD	Goldman Sachs	8,150,500	Sale	03/15/2017	6,137,043	(51,213)
CHF	Goldman Sachs	246,800	Sale	03/15/2017	245,905	(1,656)
EUR	Goldman Sachs	3,575,300	Purchase	03/15/2017	3,789,741	(40,295)
EUR	Goldman Sachs	15,726,900	Sale	03/15/2017	16,670,173	(97,682)
GBP	Goldman Sachs	7,613,400	Purchase	03/15/2017	9,449,741	(43,627)
GBP	Goldman Sachs	3,119,100	Sale	03/15/2017	3,871,423	(62,482)
						$(483,549)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Switzerland	9.56%
Canada	4.73%
Netherlands	3.77%
Bermuda	3.58%
United Kingdom	1.32%
Finland	0.42%
Germany	0.32%
Luxembourg	0.21%
Australia	0.07%
United States	69.92%
Other Assets in Excess of Liabilities	6.10%
100.00%

(a)           These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AUD - Australian dollar

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CHF - Swiss franc

CPR - Conditional Prepayment Rate

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

MLP - Master Limited Partnership

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Osakeyhtio is the Finnish equivalent of a public limited company

Plc - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

The following table summarizes The Arbitrage Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2017:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$6,378,698	$—	$—	$6,378,698
Agriculture	30,559,038	—	—	30,559,038
Banks	57,468,988	—	—	57,468,988
Chemicals	134,037,167	—	—	134,037,167
Commercial Services	24,899,655	3,649,100	—	28,548,755
Computers & Computer Services	45,695,984	—	—	45,695,984
Construction Materials	20,954,143	—	—	20,954,143
Diversified Financial Services	42,123,660	—	—	42,123,660
Electric	24,518,040	—	—	24,518,040
Electronics	7,536,144	—	—	7,536,144
Food	41,784,349	—	—	41,784,349
Gas	4,437,139	—	—	4,437,139
Healthcare - Products	34,720,846	—	—	34,720,846
Healthcare - Services	50,385,109	—	—	50,385,109
Home Furnishings	52,480,264	—	—	52,480,264
Insurance	177,980,335	—	—	177,980,335
Internet	2,572,837	19,695,000	—	22,267,837
Machinery - Construction & Mining	54,273,263	—	—	54,273,263
Media	21,540,960	18,222,311	—	39,763,271
Oil & Gas	58,939,585	—	—	58,939,585
Packaging & Containers	33,803,364	—	—	33,803,364
Pharmaceuticals	126,919,942	—	—	126,919,942
Pipelines	78,939,656	—	—	78,939,656
Real Estate Investment Trusts	25,019,949	—	—	25,019,949
Retail	88,560,857	—	—	88,560,857
Savings & Loans	21,954,350	—	—	21,954,350
Semiconductors	116,949,677	—	—	116,949,677
Telecommunications	53,681,848	—	—	53,681,848
Rights	—	981,742	2,658,605	3,640,347
Purchased Options	1,106,195	—	—	1,106,195
Short-Term Investments	201,715,057	—	—	201,715,057
TOTAL	$1,641,937,099	$42,548,153	$2,658,605	$1,687,143,857

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,304,161	$—	$1,304,161
Liabilities
Common Stocks***	(266,268,839)	—	—	(266,268,839)
Exchange-Traded Funds	(11,346,828)	—	—	(11,346,828)
Written Options	(3,894,754)	—	—	(3,894,754)
Forward Foreign Currency Exchange Contracts	—	(483,549)	—	(483,549)
TOTAL	$(281,510,421)	$820,612	$0	$(280,689,809)

*                      Refer to footnote 2 where leveling hierarchy is defined.

**               Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

***        Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2017:

Investments in Securities	Balance as of May 31, 2016	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017	Net change in Unrealized Appreciation/(Depreciation) included in the Statement of Operations attributable to Level 3 investments held at February 28, 2017

Rights	$2,853,976	$—	$(195,371)	$—	$—	$—	$—	$2,658,605	$(195,371)
Total	$2,853,976	$—	$(195,371)	$—	$—	$—	$—	$2,658,605	$(195,371)

Other Financial Instruments	Balance as of May 31, 2016	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017	Net change in Unrealized Appreciation/(Depreciation) included in the Statement of Operations attributable to Level 3 investments held at February 28, 2017

Rights	$(65)	$—	$65	$—	$—	$—	$—	$—	$65
Total	$(65)	$—	$65	$—	$—	$—	$—	$—	$65

The Arbitrage Event-Driven Fund	Portfolio of Investments
February 28, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 67.77%
Aerospace & Defense - 0.37%
B/E Aerospace, Inc.	8,517	$541,681
Agriculture - 1.73%
Reynolds American, Inc.(a)	41,468	2,553,185
Auto Parts & Equipment - 0.50%
Federal-Mogul Holdings Corp.(b)(c)(d)	73,488	734,880
Banks - 0.82%
Columbia Banking System, Inc.	9,245	368,783
PrivateBancorp, Inc.	14,834	839,604
		1,208,387
Chemicals - 9.73%
Air Products & Chemicals, Inc.	7,676	1,078,248
Chemtura Corp.(a)(b)	111,997	3,712,700
Linde AG, ADR	2,389	38,941
Linde AG(a)	13,747	2,233,322
Syngenta AG, ADR(a)	26,000	2,245,100
Valspar Corp.(a)(e)	45,359	5,044,828
		14,353,139
Commercial Services - 0.25%
MacDonald Dettwiler & Associates Ltd.	7,375	364,752
Computers & Computer Services - 3.87%
Accenture Plc, Class A	879	107,677
CGI Group, Inc., Class A(b)	2,159	99,271
Dell Technologies, Inc., Class V(a)(b)	45,032	2,859,082
EPAM Systems, Inc.(b)	661	48,669
Hewlett Packard Enterprise Co.(a)(e)	108,132	2,467,572
International Business Machines Corp.	695	124,975
		5,707,246
Electric - 1.37%
Westar Energy, Inc.(a)	37,417	2,019,770
Food - 2.62%
SUPERVALU, Inc.(b)	66,129	249,968
WhiteWave Foods Co.(a)(b)	65,738	3,620,849
		3,870,817
Healthcare - Products - 1.96%
Cynosure, Inc., Class A(b)(e)	16,006	1,056,396
Zeltiq Aesthetics, Inc.(a)(b)	33,189	1,837,343
		2,893,739
Home Furnishings - 2.93%
Harman International Industries, Inc.(a)	38,732	4,323,266
Insurance - 9.01%
Allied World Assurance Co. Holdings AG(a)	150,999	7,975,767

	Shares	Value
COMMON STOCKS - 67.77% (Continued)
Insurance - 9.01% (Continued)
Endurance Specialty Holdings Ltd.(a)	57,134	$5,309,463
		13,285,230
Internet - 2.22%
Pandora Media, Inc.(a)(b)(e)	75,405	933,514
Yahoo!, Inc.(a)(b)	51,459	2,349,618
		3,283,132
Lodging - 0.36%
Choice Hotels International, Inc.	4,469	270,821
Marriott International, Inc., Class A	2,954	256,969
		527,790
Machinery - Construction & Mining - 3.04%
Joy Global, Inc.(a)	158,984	4,481,759
Media - 3.19%
Comcast Corp., Class A	11,626	435,045
Sky Plc	42,333	523,976
Starz, Class A(b)(c)(d)	45,487	1,589,607
Time Warner, Inc.(e)	12,883	1,265,239
Time, Inc.	50,703	889,838
		4,703,705
Oil & Gas - 2.75%
Clayton Williams Energy, Inc.(a)(b)	23,777	3,218,217
Noble Energy, Inc.(e)	23,200	844,712
		4,062,929
Pharmaceuticals - 6.49%
Actelion Ltd.(a)	15,072	4,056,317
CoLucid Pharmaceuticals, Inc.(b)	32,288	1,502,199
Mead Johnson Nutrition Co.(a)(e)	16,817	1,476,364
STADA Arzneimittel AG	12,725	770,431
VCA, Inc.(b)(e)	19,464	1,769,278
		9,574,589
Real Estate Investment Trusts - 1.66%
Brookfield Canada Office Properties	19,226	453,364
Milestone Apartments Real Estate Investment Trust	122,442	1,996,758
		2,450,122
Retail - 2.66%
Dunkin’ Brands Group, Inc.	3,083	169,596
Macy’s, Inc.(e)	22,520	748,114
McDonald’s Corp.	1,326	169,264
Papa John’s International, Inc.	1,965	155,078
Popeyes Louisiana Kitchen, Inc.(a)(b)	29,729	2,348,888
Sonic Corp.	6,399	161,767

	Shares	Value
COMMON STOCKS - 67.77% (Continued)
Retail - 2.66% (Continued)
Wendy’s Co.	11,939	$166,430
		3,919,137
Semiconductors - 2.89%
Intel Corp.	3,301	119,496
NXP Semiconductors N.V.(a)(b)(e)	40,277	4,140,878
		4,260,374
Software - 3.59%
CA, Inc.	3,206	103,458
Citrix Systems, Inc.(a)(b)	20,414	1,611,685
Cornerstone OnDemand, Inc.(b)	18,269	763,096
DH Corp.	82,968	1,424,861
Oracle Corp.	2,729	116,228
salesforce.com, Inc.(a)(b)	15,742	1,280,612
		5,299,940
Telecommunications - 3.18%
DigitalGlobe, Inc.(b)	17,923	567,263
Ixia(a)(b)	152,144	2,982,023
Level 3 Communications, Inc.(a)(b)	20,037	1,147,118
		4,696,404
Transportation - 0.58%
Norfolk Southern Corp.	7,111	860,644
TOTAL COMMON STOCKS (Cost $97,643,412)		99,976,617
EXCHANGE-TRADED FUNDS - 0.21%
Equity Fund - 0.21%
Consumer Staples Select Sector SPDR® Fund	5,614	309,331

TOTAL EXCHANGE-TRADED FUNDS (Cost $283,873)		309,331
RIGHTS - 0.26%
Casa Ley CVR, Expires 01/30/2018(b)(c)(d)	891,084	380,671
Chelsea Therapeutics CVR, Expires 03/31/2018(b)(c)(d)	434,520	—
Cubist Pharmaceuticals, Inc. CPR, Expires 07/01/2019(b)(c)(d)	34,500	—
PDC CVR, Expires 03/31/2017(b)(c)(d)	891,084	—
Trius Therapeutics CVR, Expires 03/06/2017(b)(c)(d)	103,378	—

TOTAL RIGHTS (Cost $947,846)		380,671

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 22.26%
Commercial Services - 1.55%
NES Rentals Holdings, Inc.(a)(f)	05/01/2018	7.875%	$2,272,000	$2,289,040
Computers & Computer Services - 1.12%
NeuStar, Inc.	01/15/2023	4.500%	1,603,000	1,651,090
Electric - 0.96%
GenOn Energy, Inc.	06/15/2017	7.875%	1,799,000	1,407,718
Entertainment - 3.69%
Isle of Capri Casinos, Inc.	03/15/2021	5.875%	5,190,000	5,358,675
Scientific Games International, Inc.	12/01/2022	10.000%	85,000	90,206
				5,448,881
Food - 0.09%
WhiteWave Foods Co.	10/01/2022	5.375%	127,000	138,430
Insurance - 2.77%
Ambac Assurance Corp.(f)	06/07/2020	5.100%	3,283,311	4,079,514
Oil & Gas - 3.18%
Clayton Williams Energy, Inc.	04/01/2019	7.750%	4,643,000	4,689,430
Pharmaceuticals - 1.66%
Valeant Pharmaceuticals International, Inc.(f)
	08/15/2018	6.750%	2,101,000	2,069,485
	10/15/2020	6.375%	421,000	383,110
				2,452,595
Retail - 3.73%
Neiman Marcus Group Ltd. LLC(f)	10/15/2021	8.000%	3,124,000	1,960,310
Rite Aid Corp.	03/15/2020	9.250%	3,429,000	3,540,442
				5,500,752
Telecommunications - 3.51%
Avaya, Inc.(f)(g)	04/01/2019	7.000%	5,401,000	4,314,049
Frontier Communications Corp.	09/15/2020	8.875%	815,000	863,900
				5,177,949
TOTAL CORPORATE BONDS & NOTES (Cost $32,792,378)				32,835,399

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(b) - 0.11%
Call Options Purchased - 0.03%
Cabela’s, Inc.	03/2017	$52.50	2	$65
Fred’s, Inc.:
	04/2017	20.00	246	30,135
	04/2017	25.00	99	2,970
Noble Energy, Inc.	03/2017	45.00	57	428
Rockwell Collins, Inc.	04/2017	100.00	39	4,680

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(b) - 0.11% (Continued)
Call Options Purchased - 0.03% (Continued)
Valspar Corp.	04/2017	$110.00	59	$14,897

TOTAL CALL OPTIONS PURCHASED (Cost $79,344)				53,175

Put Options Purchased - 0.08%
Canadian Imperial Bank of Commerce	03/2017	85.00	17	553
CenturyLink, Inc.:
	04/2017	22.00	48	960
	04/2017	23.00	48	2,040
Hewlett Packard Enterprise Co.:
	03/2017	21.00	461	2,305
	03/2017	21.00	461	6,915
Macy’s, Inc.	03/2017	29.00	112	1,064
Mead Johnson Nutrition Co.:
	03/2017	80.00	24	72
	08/2017	77.50	99	10,395
Noble Energy, Inc.	05/2017	35.00	56	7,560
Pandora Media, Inc.	06/2017	11.00	408	28,764
SPDR S&P Oil & Gas Exploration & Production ETF:
	03/2017	38.00	57	6,156
	03/2017	39.00	114	19,437
	04/2017	38.00	85	14,875
Valspar Corp.	04/2017	90.00	287	11,480

TOTAL PUT OPTIONS PURCHASED (Cost $142,846)				112,576

TOTAL PURCHASED OPTIONS (Cost $222,190)				165,751

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 9.23%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.484	%(h)	13,614,719	13,614,719

TOTAL SHORT-TERM INVESTMENTS (Cost $13,614,719)				13,614,719

Total Investments - 99.84% (Cost $145,504,418)				147,282,488

Other Assets in Excess of Liabilities - 0.16%(i)				236,585

NET ASSETS - 100.00%				$147,519,073

Portfolio Footnotes

(a)                                 Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency contracts. At February 28, 2017, the aggregate market value of those securities was $63,007,712, representing 42.71% of net assets.

(b)                                 Non-income-producing security.

(c)                                  Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2017, the total market value of these securities was $2,705,158, representing 1.83% of net assets.

(d)                                 Security considered illiquid. On February 28, 2017, the total market value of these securities was $2,705,158, representing 1.83% of net assets.

(e)                                  Underlying security for a written/purchased call/put option.

(f)                                    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2017, these securities had a total value of $15,095,508 or 10.23% of net assets.

(g)                                 Security in default on interest payments.

(h)                                 Rate shown is the 7-day effective yield as of February 28, 2017.

(i)                                    Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of February 28, 2017 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
01/30/2015	Casa Ley CVR	$904,361	$380,671	0.26%
06/24/2014	Chelsea Therapeutics CVR	—	—	0.00
12/12/2011	Cubist Pharmaceuticals, Inc. CPR	—	—	0.00
01/18/2017	Federal-Mogul Holdings Corp.	736,295	734,880	0.50
01/30/2015	PDC CVR	43,485	—	0.00
11/29/2016	Starz	1,544,347	1,589,607	1.07
09/12/2013	Trius Therapeutics CVR	—	—	0.00
			$2,705,158	1.83%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (17.41%)
Aerospace & Defense - (0.17%)
Rockwell Collins, Inc.	(2,641)	$(252,453)
Agriculture - (0.95%)
British American Tobacco Plc, Sponsored ADR	(21,817)	(1,392,797)
Auto Parts & Equipment - (0.38%)
American Axle & Manufacturing Holdings, Inc.	(28,008)	(555,119)
Banks - (0.57%)
Canadian Imperial Bank of Commerce	(5,425)	(477,400)
Pacific Continental Corp.	(14,380)	(361,657)
		(839,057)
Chemicals - (2.22%)
Praxair, Inc.	(21,538)	(2,556,776)
Sherwin-Williams Co.	(497)	(153,345)
Versum Materials, Inc.	(18,646)	(565,160)
		(3,275,281)
Computers & Computer Services - (1.49%)
Computer Sciences Corp.	(23,514)	(1,612,120)
International Business Machines Corp.	(3,275)	(588,910)
		(2,201,030)
Electric - (0.17%)
Great Plains Energy, Inc.	(8,785)	(255,292)
Food - (0.53%)
Conagra Brands, Inc.	(11,987)	(493,984)
Kroger Co.	(1,389)	(44,170)
SpartanNash Co.	(3,425)	(119,532)
Sprouts Farmers Market, Inc.	(1,984)	(36,625)
United Natural Foods, Inc.	(2,156)	(92,816)
		(787,127)
Healthcare - Products - (0.29%)
Varex Imaging Corp.	(12,095)	(421,148)
Healthcare - Services - (0.20%)
Aetna, Inc.	(2,323)	(299,109)
Insurance - (1.55%)
Ambac Financial Group, Inc.	(9,826)	(217,155)
Fairfax Financial Holdings Ltd.	(4,589)	(2,066,121)
		(2,283,276)
Internet - (1.68%)
Alibaba Group Holding Ltd., Sponsored ADR	(13,861)	(1,426,297)
F5 Networks, Inc.	(2,505)	(358,891)
Symantec Corp.	(24,456)	(698,708)
		(2,483,896)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (17.41%) (Continued)
Lodging - (0.37%)
Hilton Worldwide Holdings, Inc.	(9,590)	$(548,548)
Media - (0.37%)
Charter Communications, Inc., Class A	(1,663)	(537,249)
Oil & Gas - (0.75%)
Noble Energy, Inc.	(30,338)	(1,104,607)
Real Estate Investment Trusts - (0.19%)
Quality Care Properties, Inc.	(14,708)	(279,158)
Retail - (0.91%)
Cabela’s, Inc.	(5,800)	(271,672)
JC Penney Co., Inc.	(4,692)	(29,747)
Kohl’s Corp.	(2,593)	(110,514)
Nordstrom, Inc.	(2,750)	(128,315)
Yum! Brands, Inc.	(12,349)	(806,637)
		(1,346,885)
Semiconductors - (0.55%)
Intel Corp.	(14,554)	(526,855)
InvenSense, Inc.	(23,173)	(286,186)
		(813,041)
Software - (2.54%)
Adobe Systems, Inc.	(5,234)	(619,391)
ServiceNow, Inc.	(2,416)	(209,999)
Veeva Systems, Inc., Class A	(1,103)	(48,190)
VMware, Inc., Class A	(31,849)	(2,862,907)
		(3,740,487)
Telecommunications - (0.83%)
AT&T, Inc.	(6,078)	(254,000)
CenturyLink, Inc.	(16,810)	(407,810)
Cisco Systems, Inc.	(16,544)	(565,474)
		(1,227,284)
Transportation - (0.70%)
CSX Corp.	(21,225)	(1,030,686)

TOTAL COMMON STOCKS (Proceeds $25,209,147)		(25,673,530)
EXCHANGE-TRADED FUNDS - (2.24%)
Equity Funds - (2.24%)
Materials Select Sector SPDR® Fund	(22,498)	(1,175,521)
SPDR® S&P® Oil & Gas Exploration & Production ETF	(8,487)	(321,318)
SPDR® S&P® Regional Banking ETF	(10,992)	(631,600)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
EXCHANGE-TRADED FUNDS - (2.24%) (Continued)
Equity Funds - (2.24)% (Continued)
Technology Select Sector SPDR® Fund	(22,554)	$(1,180,702)
		(3,309,141)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $3,119,290)		(3,309,141)
RIGHTS - 0.00%
Chelsea Therapeutics CVR, Expires 03/31/2018	(200)	—

TOTAL RIGHTS (Proceeds $0)		—

TOTAL SECURITIES SOLD SHORT (Proceeds $28,328,437)		$(28,982,671)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Canadian Imperial Bank of Commerce	03/2017	$90.00	(17)	$(723)
Cynosure, Inc., Class A	04/2017	70.00	(44)	(550)
Hewlett Packard Enterprise Co.	03/2017	23.50	(461)	(9,220)
Mead Johnson Nutrition Co.:
	03/2017	87.50	(62)	(2,635)
	03/2017	90.00	(24)	(144)
Noble Energy, Inc.:
	03/2017	37.50	(43)	(1,720)
	03/2017	40.00	(11)	(192)
	03/2017	42.50	(17)	(127)
	04/2017	37.50	(17)	(1,700)
	04/2017	40.00	(11)	(385)
	05/2017	37.50	(29)	(4,205)
	05/2017	40.00	(18)	(1,170)
	05/2017	42.50	(3)	(82)
NXP Semiconductors N.V.:
	03/2017	97.50	(58)	(33,350)
	04/2017	97.50	(33)	(18,810)
	04/2017	100.00	(109)	(39,240)
	04/2017	105.00	(22)	(1,045)
Pandora Media, Inc.:
	03/2017	14.00	(95)	(1,330)
	03/2017	15.00	(20)	(140)
SPDR S&P Oil & Gas Exploration & Production ETF:
	03/2017	39.00	(85)	(4,165)
	03/2017	41.00	(57)	(884)
	03/2017	42.00	(200)	(1,900)
Time Warner, Inc.:
	03/2017	97.50	(83)	(12,284)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)
	03/2017	$100.00	(50)	$(1,825)
	04/2017	97.50	(56)	(13,020)
	04/2017	100.00	(27)	(2,687)
VCA, Inc.	07/2017	90.00	(14)	(3,185)

TOTAL WRITTEN CALL OPTIONS (Premiums received $127,064)				(156,718)
Written Put Options
Cabela’s, Inc.	03/2017	50.00	(58)	(23,780)
Macy’s, Inc.	03/2017	25.00	(112)	(448)
Mead Johnson Nutrition Co.	03/2017	85.00	(17)	(280)
Noble Energy, Inc.:
	03/2017	35.00	(61)	(2,135)
	03/2017	37.50	(162)	(24,300)
	03/2017	40.00	(4)	(1,440)
	04/2017	37.50	(17)	(3,400)
	05/2017	37.50	(350)	(88,375)
	05/2017	40.00	(4)	(1,700)
NXP Semiconductors N.V.:
	04/2017	95.00	(29)	(725)
	04/2017	100.00	(7)	(297)
Pandora Media, Inc.	03/2017	12.00	(93)	(2,767)
SPDR S&P Oil & Gas Exploration & Production ETF:
	03/2017	34.00	(58)	(725)
	03/2017	35.00	(58)	(1,247)
Time Warner, Inc.:
	03/2017	92.50	(49)	(662)
	03/2017	95.00	(51)	(969)
	03/2017	96.00	(4)	(130)
	04/2017	92.50	(3)	(117)
	04/2017	95.00	(28)	(2,100)

TOTAL WRITTEN PUT OPTIONS (Premiums received $120,860)				(155,597)

TOTAL WRITTEN OPTIONS (Premiums received $247,924)				$(312,315)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	Micro Focus International Plc	Received 1 Month-LIBOR minus 45 bps	02/28/2018	$104,089	$0
Goldman Sachs & Co.	Sky Plc	Paid 1 Month-LIBOR plus 45 bps	02/28/2018	(166,652)	0
				$(62,563)	$—

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
CAD	Goldman Sachs	2,685,900	Sale	03/15/2017	$2,022,390	$26,238
CHF	Goldman Sachs	155,700	Purchase	03/15/2017	155,136	1,835
CHF	Goldman Sachs	86,500	Sale	03/15/2017	86,187	615
GBP	Goldman Sachs	192,000	Sale	03/15/2017	238,310	969
						$29,657

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
CAD	Goldman Sachs	295,400	Purchase	03/15/2017	$222,426	$(3,217)
CHF	Goldman Sachs	909,000	Purchase	03/15/2017	905,705	(5,464)
CHF	Goldman Sachs	1,000,300	Sale	03/15/2017	996,674	(13,027)
EUR	Goldman Sachs	727,200	Sale	03/15/2017	770,816	(514)
GBP	Goldman Sachs	263,100	Sale	03/15/2017	326,560	(5,263)
						$(27,485)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Switzerland	9.68%
Bermuda	3.60%
Netherlands	2.81%
Germany	2.06%
Canada	1.59%
United Kingdom	0.36%
Ireland	0.07%
United States	79.67%
Other Assets in Excess of Liabilities	0.16%
100.00%

(a)                                        These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CHF - Swiss franc

CPR - Conditional Prepayment Rate

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Company

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

The following table summarizes The Arbitrage Event-Driven Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2017:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$541,681	$—	$—	$541,681
Agriculture	2,553,185	—	—	2,553,185
Auto Parts & Equipment	—	734,880	—	734,880
Banks	1,208,387	—	—	1,208,387
Chemicals	14,353,139	—	—	14,353,139
Commercial Services	364,752	—	—	364,752
Computers & Computer Services	5,707,246	—	—	5,707,246
Electric	2,019,770	—	—	2,019,770
Food	3,870,817	—	—	3,870,817
Healthcare - Products	2,893,739	—	—	2,893,739
Home Furnishings	4,323,266	—	—	4,323,266
Insurance	13,285,230	—	—	13,285,230
Internet	3,283,132	—	—	3,283,132
Lodging	527,790	—	—	527,790
Machinery - Construction & Mining	4,481,759	—	—	4,481,759
Media	3,114,098	1,589,607	—	4,703,705
Oil & Gas	4,062,929	—	—	4,062,929
Pharmaceuticals	9,574,589	—	—	9,574,589
Real Estate Investment Trusts	2,450,122	—	—	2,450,122
Retail	3,919,137	—	—	3,919,137
Semiconductors	4,260,374	—	—	4,260,374
Software	5,299,940	—	—	5,299,940
Telecommunications	4,696,404	—	—	4,696,404
Transportation	860,644	—	—	860,644
Exchange-Traded Funds	309,331	—	—	309,331
Rights	—	—	380,671	380,671
Corporate Bonds**	—	32,835,399	—	32,835,399
Purchased Options	165,751	—	—	165,751
Short-Term Investments	13,614,719	—	—	13,614,719
TOTAL	$111,741,931	$35,159,886	$380,671	$147,282,488

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$29,657	$—	$29,657
Liabilities
Common Stocks**	(25,673,530)	—	—	(25,673,530)
Exchange-Traded Funds	(3,309,141)	—	—	(3,309,141)
Written Options	(312,315)	—	—	(312,315)
Forward Foreign Currency Exchange Contracts	—	(27,485)	—	(27,485)
TOTAL	$(29,294,986)	$2,172	$0	$(29,292,814)

*                           Refer to footnote 2 where leveling hierarchy is defined.

**                    Refer to Portfolio of Investments for sector information.

***             Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2017:

Investments in Securities	Balance as of May 31, 2016	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017	Net change in Unrealized Depreciation included in the Statement of Operations attributable to Level 3 investments held at February 28, 2017

Rights	$409,795	$(29,124)	$—	$—	$—	$—	$380,671	$(29,124)
Total	$409,795	$(29,124)	$—	$—	$—	$—	$380,671	$(29,124)

Other Financial Instruments	Balance as of May 31, 2016	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017	Net change in Unrealized Appreciation included in the Statement of Operations attributable to Level 3 investments held at February 28, 2017

Rights	$(12)	$12	$—	$—	$—	$—	$—	$12
Total	$(12)	$12	$—	$—	$—	$—	$—	$12

The Arbitrage Credit Opportunities Fund	Portfolio of Investments
February 28, 2017 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 67.94%
Chemicals - 0.98%
Ashland LLC	04/15/2018	3.875%	$562,000	$571,835
Coal - 3.80%
Natural Resource Partners LP / NRP Finance Corp.	10/01/2018	9.125%	1,550,000	1,590,688
Peabody Energy Corp.(a)(b)(c)	03/15/2022	10.000%	750,000	636,360
				2,227,048
Commercial Services - 1.54%
NES Rentals Holdings, Inc.(a)	05/01/2018	7.875%	894,000	900,705
Computers & Computer Services - 3.82%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.(a)	06/15/2021	5.875%	918,000	971,174
NeuStar, Inc.	01/15/2023	4.500%	1,226,000	1,262,780
				2,233,954
Electric - 1.45%
GenOn Energy, Inc.	06/15/2017	7.875%	1,081,000	845,883
Entertainment - 6.64%
Isle of Capri Casinos, Inc.(d)	03/15/2021	5.875%	2,058,000	2,124,885
Scientific Games Corp.	09/15/2018	8.125%	828,000	830,070
Scientific Games International, Inc.	12/01/2022	10.000%	877,000	930,716
				3,885,671
Food - 8.02%
Bumble Bee Holdco., SCA, PIK (10.38% PIK)(a)(e)	03/15/2018	9.625%	250,000	244,375
Bumble Bee Holdings, Inc.(a)(d)	12/15/2017	9.000%	1,807,000	1,800,224
Simmons Foods, Inc.(a)(d)	10/01/2021	7.875%	873,000	918,832
WhiteWave Foods Co.	10/01/2022	5.375%	1,589,000	1,732,010
				4,695,441
Home Builders - 1.84%
WCI Communities, Inc.	08/15/2021	6.875%	1,025,000	1,077,531
Insurance - 4.46%
Ambac Assurance Corp.(a)	06/07/2020	5.100%	2,101,283	2,610,844
Machinery - Construction & Mining - 2.17%
Joy Global, Inc.(d)	11/15/2036	6.625%	1,035,000	1,273,050
Media - 4.56%
CCO Holdings LLC / CCO Holdings Capital Corp.(a)	05/01/2027	5.125%	1,362,000	1,414,778
CSC Holdings LLC	06/01/2024	5.250%	1,244,000	1,251,775
				2,666,553
Oil & Gas - 8.57%
Clayton Williams Energy, Inc.	04/01/2019	7.750%	1,811,000	1,829,110
Gastar Exploration, Inc.	05/15/2018	8.625%	2,000,000	2,043,000

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 67.94% (Continued)
Oil & Gas - 8.57% (Continued)
Northern Tier Energy LLC / Northern Tier Finance Corp.(d)	11/15/2020	7.125%	$1,100,000	$1,142,625
				5,014,735
Pharmaceuticals - 2.94%
Valeant Pharmaceuticals International, Inc.(a)
	08/15/2018	6.750%	1,462,000	1,440,070
	10/15/2020	6.375%	306,000	278,460
				1,718,530
Retail - 10.04%
CST Brands, Inc.	05/01/2023	5.000%	1,525,000	1,582,187
Neiman Marcus Group Ltd. LLC(a)	10/15/2021	8.000%	2,100,000	1,317,750
Rite Aid Corp.(d)	03/15/2020	9.250%	1,345,000	1,388,713
Rite Aid Corp.(a)(d)	04/01/2023	6.125%	1,500,000	1,589,475
				5,878,125
Telecommunications - 7.11%
Avaya, Inc.(a)(b)	04/01/2019	7.000%	3,135,000	2,504,081
FairPoint Communications, Inc.(a)(d)	08/15/2019	8.750%	1,068,000	1,109,385
Frontier Communications Corp.	09/15/2020	8.875%	515,000	545,900
				4,159,366

TOTAL CORPORATE BONDS & NOTES (Cost $39,630,732)				39,759,271
CONVERTIBLE CORPORATE BONDS - 25.23%
Internet - 11.58%
FireEye, Inc., Series B	06/01/2035	1.625%	1,314,000	1,162,069
Pandora Media, Inc.(d)	12/01/2020	1.750%	2,000,000	2,033,750
Shutterfly, Inc.(d)	05/15/2018	0.250%	1,300,000	1,287,000
Twitter, Inc.(d)	09/15/2021	1.000%	2,500,000	2,293,750
				6,776,569
Mining - 4.51%
Stillwater Mining Co.(d)	10/15/2032	1.750%	2,000,000	2,640,000
Pharmaceuticals - 3.42%
Depomed, Inc.(d)	09/01/2021	2.500%	1,857,000	1,999,756
Semiconductors - 3.94%
NXP Semiconductors N.V.	12/01/2019	1.000%	2,000,000	2,307,500
Software - 1.78%
Cornerstone OnDemand, Inc.	07/01/2018	1.500%	1,000,000	1,040,000

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $14,873,767)				14,763,825

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(f) - 0.00%(g)
Put Options Purchased - 0.00%(g)
Twitter, Inc.	04/2017	$14.00	64	$1,504

TOTAL PURCHASED OPTIONS (Cost $2,386)				$1,504

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 6.98%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.484	%(h)	4,087,359	4,087,359

TOTAL SHORT-TERM INVESTMENTS (Cost $4,087,359)				4,087,359

Total Investments - 100.15% (Cost $58,594,244)				58,611,959

Liabilities in Excess of Other Assets - (0.15)%(i)				(88,803)

NET ASSETS - 100.00%				$58,523,156

Portfolio Footnotes

(a)                                 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2017, these securities had a total value of $17,736,513 or 30.31% of net assets.

(b)                                 Security in default on interest payments.

(c)                                  Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2017, the total market value of these securities was $636,360, representing 1.09% of net assets.

(d)                                 Security, or a portion of security, is being held as collateral for short sales or written option contracts. At February 28, 2017, the aggregate market value of those securities was $17,355,182, representing 29.66% of net assets.

(e)                                  Security considered illiquid. On February 28, 2017, the total market value of these securities was $244,375, representing 0.42% of net assets.

(f)                                    Non-income-producing security.

(g)                                 Less than 0.005% of net assets.

(h)                                 Rate shown is the 7-day effective yield as of February 28, 2017.

(i)                                    Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of February 28, 2017 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
06/02/2015	Bumble Bee Holdco., SCA	$253,741	$244,375	0.42%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (6.99%)
Coal - (0.42%)
Arch Coal, Inc., Class A	(3,417)	$(245,546)
Insurance - (0.27%)
Ambac Financial Group, Inc.	(7,272)	(160,711)
Internet - (0.93%)
FireEye, Inc.	(3,077)	(34,647)
Pandora Media, Inc.	(24,400)	(302,072)
Shutterfly, Inc.	(3,700)	(167,906)
Twitter, Inc.	(2,500)	(39,425)
		(544,050)
Mining - (2.65%)
Stillwater Mining Co.	(90,800)	(1,549,048)
Pharmaceuticals - (1.22%)
Depomed, Inc.	(43,454)	(712,211)
Semiconductors - (1.17%)
NXP Semiconductors N.V.	(6,656)	(684,303)
Software - (0.33%)
Cornerstone OnDemand, Inc.	(4,600)	(192,142)

TOTAL COMMON STOCKS (Proceeds $4,320,076)		(4,088,011)
EXCHANGE-TRADED FUNDS - (4.99%)
Equity Fund - (4.99%)
SPDR Bloomberg Barclays High Yield Bond ETF	(78,400)	(2,918,048)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $2,908,773)		(2,918,048)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (18.18%)
Chemicals - (2.35%)
Ashland LLC	08/15/2022	4.750%	$(1,325,000)	$(1,375,350)
Computers & Computer Services - (1.60%)
EMC Corp.	06/01/2020	2.650%	(958,000)	(933,676)
Entertainment - (1.11%)
International Game Technology Plc	02/15/2022	6.250%	(600,000)	(648,000)
Machinery - Diversified - (2.31%)
Zebra Technologies Corp.	10/15/2022	7.250%	(1,250,000)	(1,352,275)
Media - (2.56%)
CSC Holdings LLC	10/15/2025	10.875%	(1,244,000)	(1,499,020)

SCHEDULE OF SECURITIES SOLD SHORT	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (18.18%) (Continued)
Oil & Gas - (2.61%)
Continental Resources, Inc.	09/15/2022	5.000%	(1,500,000)	$(1,530,000)
Retail - (5.64%)
Coach, Inc.	04/01/2025	4.250%	(1,250,000)	(1,277,122)
Nordstrom, Inc.	10/15/2021	4.000%	(1,194,000)	(1,240,586)
Walgreens Boots Alliance, Inc.	11/18/2024	3.800%	(770,000)	(786,078)
				(3,303,786)

TOTAL CORPORATE BONDS (Proceeds $10,533,065)				(10,642,107)

TOTAL SECURITIES SOLD SHORT (Proceeds $17,761,914)				$(17,648,166)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Charter Communications, Inc.	06/2017	$370.00	(28)	$(11,550)
Twitter, Inc.	04/2017	17.00	(32)	(1,504)

TOTAL WRITTEN CALL OPTIONS (Premiums received $16,930)				(13,054)

TOTAL WRITTEN OPTIONS (Premiums received $16,930)				$(13,054)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Netherlands	3.94%
Luxembourg	0.42%
United States	95.79%
Liabilities in Excess of Other Assets	(0.15)%
100.00%

(a)                                        These percentages represent long positions only and are not net of short positions.

Abbreviations:

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PIK - Payment-in-kind

Plc - Public Limited Company

SCA - Societe en commandite par actions is the French term for limited liability partnership.

SPDR - Standard & Poor’s Depositary Receipt

The following table summarizes The Arbitrage Credit Opportunities Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2017:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds
Chemicals	$—	$571,835	$—	$571,835
Coal	—	1,590,688	636,360	2,227,048
Commercial Services	—	900,705	—	900,705
Computers & Computer Services	—	2,233,954	—	2,233,954
Electric	—	845,883	—	845,883
Entertainment	—	3,885,671	—	3,885,671
Food	—	4,695,441	—	4,695,441
Home Builders	—	1,077,531	—	1,077,531
Insurance	—	2,610,844	—	2,610,844
Machinery - Construction & Mining	—	1,273,050	—	1,273,050
Media	—	2,666,553	—	2,666,553
Oil & Gas	—	5,014,735	—	5,014,735
Pharmaceuticals	—	1,718,530	—	1,718,530
Retail	—	5,878,125	—	5,878,125
Telecommunications	—	4,159,366	—	4,159,366
Convertible Corporate Bonds**	—	14,763,825	—	14,763,825
Purchased Options	1,504	—	—	1,504
Short-Term Investments	4,087,359	—	—	4,087,359
TOTAL	$4,088,863	$53,886,736	$636,360	$58,611,959

Other Financial Instruments***
Liabilities
Common Stocks**	(4,088,011)	—	—	(4,088,011)
Exchange-Traded Funds	(2,918,048)	—	—	(2,918,048)
Corporate Bonds**	—	(10,642,107)	—	(10,642,107)
Written Options	(13,054)	—	—	(13,054)
TOTAL	$(7,019,113)	$(10,642,107)	$—	$(17,661,220)

*                           Refer to footnote 2 where leveling hierarchy is defined.

**                    Refer to Portfolio of Investments for sector information.

***             Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2017:

Investments in Securities	Balance as of May 31, 2016	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Amortization Premium/ Discount	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017	Net change in Unrealized Depreciation included in the Statement of Operations attributable to Level 3 investments held at February 28, 2017

Corporate Bonds	$—	$27,160	$603,750	$—	$5,450	$—	$—	$636,360	$27,160
Total	$—	$27,160	$603,750	$—	$5,450	$—	$—	$636,360	$27,160

The Arbitrage Tactical Equity Fund	Portfolio of Investments
February 28, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 68.73%
Auto Parts & Equipment - 1.65%
Federal-Mogul Holdings Corp.(a)(b)(c)	2,755	$27,550
Banks - 1.38%
PrivateBancorp, Inc.(d)	407	23,036
Chemicals - 4.36%
Air Products & Chemicals, Inc.(d)	174	24,442
Linde AG, ADR	50	815
Linde AG(d)	294	47,763
		73,020
Commercial Services - 1.66%
Herc Holdings, Inc.(a)(d)	378	19,539
MacDonald Dettwiler & Associates Ltd.	167	8,259
		27,798
Computers & Computer Services - 9.63%
Accenture Plc, Class A	18	2,205
CGI Group, Inc., Class A(a)	43	1,977
Conduent, Inc.(a)	2,003	32,228
Dell Technologies, Inc., Class V(a)(d)	1,021	64,823
EPAM Systems, Inc.(a)	14	1,031
Hewlett Packard Enterprise Co.(d)(e)	2,457	56,069
International Business Machines Corp.	16	2,877
		161,210
Electronics - 1.65%
Tech Data Corp.(a)	317	27,579
Food - 1.53%
Hain Celestial Group, Inc.(a)(d)	423	14,966
SUPERVALU, Inc.(a)	2,799	10,580
		25,546
Insurance - 2.49%
Fidelity & Guaranty Life(d)	1,569	41,735
Internet - 4.43%
Pandora Media, Inc.(a)(d)(e)	1,703	21,083
Yahoo!, Inc.(a)(d)	1,161	53,011
		74,094
Lodging - 0.71%
Choice Hotels International, Inc.	101	6,121
Marriott International, Inc., Class A	67	5,828
		11,949
Machinery - Construction & Mining - 0.53%
Terex Corp.	284	8,872
Media - 4.40%
Comcast Corp., Class A	266	9,954
Kabel Deutschland Holding AG	46	5,463

	Shares	Value
COMMON STOCKS - 68.73% (Continued)
Media - 4.40% (Continued)
Starz, Class A(a)(b)(c)	474	$16,564
Time Warner, Inc.(e)	219	21,508
Time, Inc.(d)	1,149	20,165
		73,654
Pharmaceuticals - 10.69%
Actelion Ltd.(a)(d)	171	46,021
Bayer AG	259	28,481
Celesio AG	1,371	37,190
Mead Johnson Nutrition Co.(d)(e)	567	49,777
STADA Arzneimittel AG	289	17,497
		178,966
Real Estate Investment Trusts - 3.34%
Forest City Realty Trust, Inc., Class B(d)	1,909	55,915
Retail - 4.06%
Dunkin’ Brands Group, Inc.	70	3,851
Macy’s, Inc.(d)(e)	507	16,843
McDonald’s Corp.	30	3,829
Papa John’s International, Inc.	45	3,551
Popeyes Louisiana Kitchen, Inc.(a)	411	32,473
Sonic Corp.	145	3,666
Wendy’s Co.	271	3,778
		67,991
Semiconductors - 3.18%
Intel Corp.	74	2,679
NXP Semiconductors N.V.(a)(d)(e)	491	50,480
		53,159
Software - 7.15%
CA, Inc.	72	2,324
Citrix Systems, Inc.(a)(d)	458	36,159
Cornerstone OnDemand, Inc.(a)	412	17,209
DH Corp.(d)	1,880	32,286
Oracle Corp.	61	2,598
salesforce.com, Inc.(a)(d)	357	29,042
		119,618
Telecommunications - 4.73%
DigitalGlobe, Inc.(a)	407	12,882
Ixia(a)(d)	1,702	33,359
Level 3 Communications, Inc.(a)(d)	576	32,976
		79,217
Transportation - 1.16%
Norfolk Southern Corp.	161	19,486

	Shares	Value
COMMON STOCKS - 68.73% (Continued)

TOTAL COMMON STOCKS (Cost $1,085,373)		1,150,395
EXCHANGE-TRADED FUNDS - 0.42%
Equity Fund - 0.42%
Consumer Staples Select Sector SPDR® Fund	127	$6,998

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,422)		6,998

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a) - 0.12%
Call Options Purchased - 0.04%
Fred’s, Inc.:
	04/2017	$20.00	5	$613
	04/2017	25.00	2	60

TOTAL CALL OPTIONS PURCHASED (Cost $1,119)				673
Put Options Purchased - 0.08%
CenturyLink, Inc.:
	04/2017	22.00	2	40
	04/2017	23.00	2	85
Hewlett Packard Enterprise Co.:
	03/2017	21.00	10	50
	03/2017	21.00	10	150
Macy’s, Inc.	03/2017	29.00	2	19
Mead Johnson Nutrition Co.:
	03/2017	80.00	1	3
	08/2017	77.50	3	315
Pandora Media, Inc.	06/2017	11.00	9	634

TOTAL PUT OPTIONS PURCHASED (Cost $2,139)				1,296

TOTAL PURCHASED OPTIONS (Cost $3,258)				1,969

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 12.84%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.484	%(f)	214,875	214,875

TOTAL SHORT-TERM INVESTMENTS (Cost $214,875)				214,875

Total Investments - 82.11% (Cost $1,309,928)				1,374,237

Other Assets in Excess of Liabilities - 17.89%(g)				299,510

NET ASSETS - 100.00%				$1,673,747

Portfolio Footnotes

(a)                                 Non-income-producing security.

(b)                                 Security considered illiquid. On February 28, 2017, the total market value of these securities was $44,114, representing 2.64% of net assets.

(c)                                  Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2017, the total market value of these securities was $44,114, representing 2.64% of net assets.

(d)                                 Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency contracts. At February 28, 2017, the aggregate market value of those securities was $647,262, representing 38.67% of net assets.

(e)                                  Underlying security for a written/purchased call/put option.

(f)                                    Rate shown is the 7-day effective yield as of February 28, 2017.

(g)                                 Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of February 28, 2017 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
11/17/2016	Federal-Mogul Holdings Corp.	$27,445	$27,550	1.65%
11/29/2016	Starz	16,093	16,564	0.99
			$44,114	2.64%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (37.14%)
Auto Parts & Equipment - (0.75%)
American Axle & Manufacturing Holdings, Inc.	(630)	$(12,490)
Banks - (0.78%)
Canadian Imperial Bank of Commerce	(149)	(13,112)
Chemicals - (4.03%)
Praxair, Inc.	(460)	(54,607)
Versum Materials, Inc.	(421)	(12,760)
		(67,367)
Commercial Services - (1.18%)
United Rentals, Inc.	(154)	(19,717)
Computers & Computer Services - (4.69%)
CGI Group, Inc., Class A	(200)	(9,196)
Computer Sciences Corp.	(534)	(36,611)
Genpact Ltd.	(401)	(9,720)
International Business Machines Corp.	(74)	(13,307)
TeleTech Holdings, Inc.	(320)	(9,696)
		(78,530)
Electronics - (1.09%)
Arrow Electronics, Inc.	(125)	(9,025)
SYNNEX Corp.	(78)	(9,120)
		(18,145)
Food - (1.41%)
Conagra Brands, Inc.	(272)	(11,209)
Kroger Co.	(59)	(1,876)
SpartanNash Co.	(145)	(5,060)
Sprouts Farmers Market, Inc.	(84)	(1,551)
United Natural Foods, Inc.	(91)	(3,918)
		(23,614)
Healthcare - Products - (0.57%)
Varex Imaging Corp.	(274)	(9,541)
Healthcare - Services - (0.02%)
Aetna, Inc.	(3)	(386)
Internet - (3.89%)
Alibaba Group Holding Ltd., Sponsored ADR	(313)	(32,208)
CDW Corp.	(156)	(9,188)
F5 Networks, Inc.	(56)	(8,023)
Symantec Corp.	(548)	(15,656)
		(65,075)
Lodging - (0.74%)
Hilton Worldwide Holdings, Inc.	(217)	(12,412)
Machinery - Diversified - (0.55%)
Manitowoc Co., Inc.	(1,521)	(9,248)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (37.14%) (Continued)
Media - (0.73%)
Charter Communications, Inc., Class A	(38)	$(12,276)
Pharmaceuticals - (1.43%)
Merck KGaA	(219)	(23,932)
Real Estate Investment Trusts - (4.30%)
Forest City Realty Trust, Inc., Class A	(2,509)	(57,331)
Quality Care Properties, Inc.	(333)	(6,320)
Seritage Growth Properties, Class A	(180)	(8,366)
		(72,017)
Retail - (1.73%)
Cabela’s, Inc.	(100)	(4,684)
JC Penney Co., Inc.	(106)	(672)
Kohl’s Corp.	(58)	(2,472)
Nordstrom, Inc.	(62)	(2,893)
Yum! Brands, Inc.	(280)	(18,289)
		(29,010)
Semiconductors - (1.10%)
Intel Corp.	(331)	(11,982)
InvenSense, Inc.	(520)	(6,422)
		(18,404)
Software - (5.07%)
Adobe Systems, Inc.	(119)	(14,082)
ServiceNow, Inc.	(55)	(4,781)
Veeva Systems, Inc., Class A	(25)	(1,092)
VMware, Inc., Class A	(722)	(64,901)
		(84,856)
Telecommunications - (1.68%)
AT&T, Inc.	(106)	(4,430)
CenturyLink, Inc.	(443)	(10,747)
Cisco Systems, Inc.	(376)	(12,852)
		(28,029)
Transportation - (1.40%)
CSX Corp.	(482)	(23,406)

TOTAL COMMON STOCKS (Proceeds $605,994)		(621,567)
EXCHANGE-TRADED FUNDS - (5.19%)
Equity Funds - (5.19%)
Consumer Staples Select Sector SPDR® Fund	(298)	(16,420)
Materials Select Sector SPDR® Fund	(510)	(26,648)
SPDR® S&P® Regional Banking ETF	(301)	(17,295)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
EXCHANGE-TRADED FUNDS - (5.19%) (Continued)
Equity Funds - (5.19)% (Continued)
Technology Select Sector SPDR® Fund	(506)	$(26,489)
		(86,852)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $82,821)		(86,852)

TOTAL SECURITIES SOLD SHORT (Proceeds $688,815)		$(708,419)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Hewlett Packard Enterprise Co.	03/2017	$23.50	(10)	$(200)
Mead Johnson Nutrition Co.:
	03/2017	87.50	(1)	(42)
	03/2017	90.00	(1)	(6)
NXP Semiconductors N.V.:
	03/2017	97.50	(1)	(575)
	04/2017	97.50	(1)	(570)
	04/2017	100.00	(1)	(349)
Pandora Media, Inc.	03/2017	14.00	(2)	(28)
Time Warner, Inc.:
	03/2017	97.50	(4)	(592)
	04/2017	97.50	(2)	(465)
	04/2017	100.00	(1)	(100)

TOTAL WRITTEN CALL OPTIONS (Premiums received $1,888)				(2,927)
Written Put Options
Cabela’s, Inc.	03/2017	50.00	(1)	(410)
Macy’s, Inc.	03/2017	25.00	(2)	(8)
Pandora Media, Inc.	03/2017	12.00	(2)	(60)
Time Warner, Inc.:
	03/2017	92.50	(1)	(13)
	03/2017	95.00	(5)	(95)
	04/2017	95.00	(8)	(600)

TOTAL WRITTEN PUT OPTIONS (Premiums received $1,934)				(1,186)

TOTAL WRITTEN OPTIONS (Premiums received $3,822)				$(4,113)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Notional Amount	Unrealized Appreciation
Morgan Stanley	Micro Focus International Plc	Received 1 Month-LIBOR minus 50 bps	09/08/2017	$2,118	$0

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
CAD	Goldman Sachs	46,890	Sale	03/15/2017	$35,307	$482
CHF	Goldman Sachs	4,200	Purchase	03/15/2017	4,185	48
CHF	Goldman Sachs	2,600	Sale	03/15/2017	2,590	18
DKK	Goldman Sachs	68,000	Purchase	03/15/2017	9,697	8
DKK	Goldman Sachs	74,700	Sale	03/15/2017	10,652	41
EUR	Goldman Sachs	16,200	Purchase	03/15/2017	17,172	147
EUR	Goldman Sachs	78,300	Sale	03/15/2017	82,998	400
						$1,144

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
CAD	Goldman Sachs	6,340	Purchase	03/15/2017	$4,774	$(69)
CHF	Goldman Sachs	25,000	Purchase	03/15/2017	24,910	(152)
CHF	Goldman Sachs	26,600	Sale	03/15/2017	26,503	(355)
DKK	Goldman Sachs	18,600	Purchase	03/15/2017	2,652	(37)
DKK	Goldman Sachs	11,900	Sale	03/15/2017	1,697	(18)
EUR	Goldman Sachs	20,900	Purchase	03/15/2017	22,153	(264)
EUR	Goldman Sachs	19,230	Sale	03/15/2017	20,383	(20)
						$(915)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Germany	8.20%
Netherlands	3.02%
Switzerland	2.75%
Canada	2.54%
Ireland	0.13%
United States	65.47%
Other Assets in Excess of Liabilities	17.89%
100.00%

(a)                                 These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CHF - Swiss franc

DKK - Danish krone

ETF - Exchange-Traded Fund

EUR - Euro

KGaA - Kommanditgesellschaft Auf Aktien is a German corporate designation that refers to a limited partnership.

LIBOR - London Interbank Offered Rate

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Company

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

The following table summarizes The Arbitrage Tactical Equity Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2017:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Auto Parts & Equipment	$—	$27,550	$—	$27,550
Banks	23,036	—	—	23,036
Chemicals	73,020	—	—	73,020
Commercial Services	27,798	—	—	27,798
Computers & Computer Services	161,210	—	—	161,210
Electronics	27,579	—	—	27,579
Food	25,546	—	—	25,546
Insurance	41,735	—	—	41,735
Internet	74,094	—	—	74,094
Lodging	11,949	—	—	11,949
Machinery - Construction & Mining	8,872	—	—	8,872
Media	57,090	16,564	—	73,654
Pharmaceuticals	178,966	—	—	178,966
Real Estate Investment Trusts	55,915	—	—	55,915
Retail	67,991	—	—	67,991
Semiconductors	53,159	—	—	53,159
Software	119,618	—	—	119,618
Telecommunications	79,217	—	—	79,217
Transportation	19,486	—	—	19,486
Exchange-Traded Funds	6,998	—	—	6,998
Purchased Options	1,969	—	—	1,969
Short-Term Investments	214,875	—	—	214,875
TOTAL	$1,330,123	$44,114	$—	$1,374,237

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,144	$—	$1,144
Liabilities
Common Stocks**	(621,567)	—	—	(621,567)
Exchange-Traded Funds	(86,852)	—	—	(86,852)
Written Options	(4,113)	—	—	(4,113)
Forward Foreign Currency Exchange Contracts	—	(915)	—	(915)
TOTAL	$(712,532)	$229	$—	$(712,303)

*                           Refer to footnote 2 where leveling hierarchy is defined.

**                    Refer to Portfolio of Investments for sector information.

***             Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

1. ORGANIZATION

The Arbitrage Funds (the “Trust”) is a Delaware statutory trust, which was organized on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The four series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), The Arbitrage Event-Driven Fund (the “Event-Driven Fund”), The Arbitrage Credit Opportunities Fund (the “Credit Opportunities Fund”) and The Arbitrage Tactical Equity Fund (the “Tactical Equity Fund”), each a “Fund” and collectively the “Funds”, which offer four classes of shares. The Arbitrage Fund, the Event-Driven Fund and the Credit Opportunities Fund are each a diversified series of the Trust. The Tactical Equity Fund is a non-diversified series of the trust. The Funds’ investments are managed by Water Island Capital, LLC (the “Adviser”).

Fund	Commencement of Operations
Arbitrage Fund
Class R shares	September 18, 2000
Class I shares	October 17, 2003
Class C shares	June 1, 2012
Class A shares	June 1, 2013
Event-Driven Fund
Class R shares	October 1, 2010
Class I shares	October 1, 2010
Class C shares	June 1, 2012
Class A shares	June 1, 2013
Credit Opportunities Fund
Class R shares	October 1, 2012
Class I shares	October 1, 2012
Class C shares	October 1, 2012
Class A shares	June 1, 2013
Tactical Equity Fund
Class R shares	January 2, 2015
Class I shares	January 2, 2015
Class C shares	January 2, 2015
Class A shares	January 2, 2015

The investment objective of the Arbitrage Fund seeks to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund seeks to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund seeks to provide current income and capital growth by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations. The investment objective of the Tactical Equity Fund seeks to achieve capital appreciation by investing in securities of companies where the market may not fully appreciate the impact of fundamental changes to the business, industry or regulatory environment.

The Funds’ four classes of shares, Class R, Class I, Class C and Class A, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution and servicing fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund’s average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution  and servicing fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 18 months of purchase. Class A shares of the Arbitrage Fund purchased without a front end sales charge prior to April 3, 2017 (determined on a first-in, first-out basis) are subject to a deferred sales charge of up to 0.50% if redeemed within 12 months of purchase. Class A shares of the Event-Driven Fund, the Credit Opportunities Fund and the Tactical Equity Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000, purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 - Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security’s primary exchange and the time the Funds calculate their net asset value (“NAV”), the Funds will fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and ask prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and ask prices. When there is no bid price available, put and call options will be valued using the average of the last ask price and zero. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Bank loans are valued at the composite mid-price which is calculated using the simple average of the dealer marks. If available, debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security’s primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred.

For the period ended February 28, 2017, there were no significant changes to the Funds’ fair value methodologies. Additionally, during the period ended February 28, 2017, there were no transfers between Level 1 and 2 securities. Transfers for Level 3 securities, if any, are shown as part of the leveling table in the Portfolio of Investments.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Foreign Currency Translation —  Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short.

Securities Lending — To generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. At the time of the loan, the Funds must receive from the borrower 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral.

Certain Funds may participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified brokers/dealers and financial institutions that post appropriate collateral. The value of securities loaned will not exceed one-third of the value of the total assets of the Fund making the loan. The Custodian has agreed to indemnify the Fund in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. Income received by the Funds in securities lending transactions during the period ended February 28, 2017 is reflected as securities lending income in the Statement of Operations. The Funds did not have any securities on loan at February 28, 2017.

Loan Participations and Assignments — The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of the loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Funds purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Funds may receive a penalty fee upon the prepayment of a floating rate loan by a borrower.

Derivative Instruments and Hedging Activities — The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, but they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A summary of put and call option contracts written during the nine month period ended February 28, 2017, is as follows:

Arbitrage Fund	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	1,544	$82,843	1,286	$171,350
Options written	23,165	1,997,182	68,390	8,912,839
Options closed	(1,475)	(26,874)	(5,675)	(433,884)
Options exercised	(4,007)	(196,498)	(25,241)	(5,031,018)
Options expired	(8,206)	(526,554)	(25,230)	(1,990,823)
Options outstanding at end of period	11,021	$1,330,099	13,530	$1,628,464

Event-Driven Fund	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	186	$12,311	227	$30,514
Options written	4,832	421,203	12,551	1,188,637
Options closed	(705)	(70,335)	(2,662)	(208,196)
Options exercised	(911)	(79,957)	(2,569)	(464,917)
Options expired	(2,237)	(162,362)	(5,881)	(418,974)
Options outstanding at end of period	1,165	$120,860	1,666	$127,064

Credit Opportunities Fund	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	376	$34,737	—	$—
Options written	2,533	177,962	143	20,938
Options closed	(726)	(40,923)	—	—
Options exercised	—	—	(83)	(4,008)
Options expired	(2,183)	(171,776)	—	—
Options outstanding at end of period	—	$—	60	$16,930

Tactical Equity Fund	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	8	$1,193	5	$1,298
Options written	70	7,044	168	16,466
Options closed	(16)	(2,161)	(39)	(3,418)
Options exercised	(8)	(857)	(41)	(7,886)
Options expired	(35)	(3,285)	(69)	(4,572)
Options outstanding at end of period	19	$1,934	24	$1,888

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund’s ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Swaps: Certain Funds may enter into interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986 as amended (the “Code”) may limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by a Fund and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at February 28, 2017 are disclosed in the Portfolio of Investments.

3. TAX BASIS INFORMATION

Tax Basis of Investments — As of February 28, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:

The following information is computed on a tax basis for each item as of February 28, 2017:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency and Derivatives	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Income Tax Purposes
Arbitrage Fund	$7,990,910	$(10,893,617)	$(4,470,875)	$(7,373,582)	$1,690,046,564
Event-Driven Fund	941,585	(1,937,051)	(712,179)	(1,707,645)	148,277,954
Credit Opportunities Fund	888,258	(891,736)	117,721	114,243	58,615,437
Tactical Equity Fund	50,644	(12,934)	(19,611)	18,099	1,336,527

Item 2 — Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)         There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	April 26, 2017

By:	/s/ Monique Labbe
Monique Labbe
Chief Financial Officer

Date:	April 26, 2017